Taxation - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax [Abstract]
Effective tax rate	119.10%	23.80%	24.10%
Income tax benefit (expense)	$ 97,997	$ (197,324)	$ (240,643)
Increase in tax benefit	$ 295,321